SECURITIES PURCHASE AGREEMENT (Tables)	6 Months Ended
Jun. 30, 2021
Securities Purchase Agreement
SCHEDULE OF WARRANTS ACITIVITY

	6/30/2021
	Number of Warrants	Weighted average exercise price
Outstanding as of the beginning of the periods	-	-
Issued	315,291,668	$0.048
Purchased	61,333,334	-
Expired	-	-
Outstanding as of the end of the periods	253,958,334	$0.048
Exercisable as of the end of the periods	253,958,334	$0.048

SCHEDULE OF WARRANTS OUTSTANDING

The weighted average remaining contractual life of the warrants outstanding as of June 30, 2021 was as follows:

6/30/2021
Exercisable Price	Stock Warrants Outstanding	Stock Warrants Exercisable	Weighted Average Remaining Contractual Life (years)
$0.0001	30,000,000	30,000,000	4.77
$0.04	125,000,000	125,000,000	4.77
$0.05	9,375,000	9,375,000	4.76
$0.06	83,333,334	83,333,334	5.08
$0.075	6,250,000	6,250,000	5.08
	253,958,334	253,958,334